Commitments and Contingencies (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 19, 2023 USD ($) shares	Oct. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Nov. 06, 2024 $ / shares	Oct. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Commitments And Contingencies [Line Items]
Excise tax payable			$ 2,925			$ 2,900
Periodic payment for excise tax, term			72 months
Periodic payments for excise tax			$ 40
Interest and penalties accrued			500
Restructuring costs				3,973
Non-cash expenses				100
Termination liability				6,349
Loss on supply agreement termination				(2,211)
Mininum bid price per share (in Dollars per share) | $ / shares			$ 1		$ 1
The Sponsor [Member] | Bolt Threads Inc [Member]
Commitments And Contingencies [Line Items]
Number of shares owned (in Shares) | shares			7,047,500
Related Party [Member] | The Sponsor [Member]
Commitments And Contingencies [Line Items]
Minimum threshold after completion of merger to transfer, assign, or sell shares			1 year
Last reported sale price threshold to transfer, assign, or sell stock (in Dollars per share) | $ / shares			$ 12
Trading day threshold period to transfer, assign, or sell stock			20
Threshold consecutive trading days to transfer, assign, or sell stock			30
Threshold number of days after merger for trading day thresholds to transfer, assign, or sell stock			150 days
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments And Contingencies [Line Items]
Shares issued for new public company (in Shares) | shares		150,000
Payments to suppliers		$ 1,000
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Ginko [Member]
Commitments And Contingencies [Line Items]
Prepaid balance				5,400
2021 TDA [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Ginko [Member]
Commitments And Contingencies [Line Items]
Prepaid expense for future technical services							$ 5,000
2022 TDA and 2021 TDA ("TDAs") [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Ginko [Member]
Commitments And Contingencies [Line Items]
Accrued royalties
2022 TDA [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member] | Ginko [Member]
Commitments And Contingencies [Line Items]
Prepaid expense for future technical services			3,400	4,100
Upfront payment for future technical services			10,000
Prepaid balance			5,400
August 2022 Supply Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments And Contingencies [Line Items]
Supplier payment, per week			100
Maximum aggregate supplier payment			1,100
October 2023 Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Commitments And Contingencies [Line Items]
Potential payment for contract termination	$ 1,000
Shares issued for new public company (in Shares) | shares	150,000
Termination liability	$ 1,200			1,300
Payments to suppliers			$ 400	600
Loss on supply agreement termination				$ 2,200
Issuance of common stock to vendors due to contract terminations (in Shares) | shares			150,000